13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31,2001

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      April 14, 2001

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	101
Form 13F Information Table Value Total: 	$458,355

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PFD              053484200     1822    74175 SH       SOLE                    74175
Chase Manhattan Bank prA 8.1%  PFD              161637202     2345    93072 SH       SOLE                    93072
Citigroup Capital I 8% call 10 PFD              17305f201     3110   122927 SH       SOLE                   122927
Equity Office 8.98% PFD        PFD              294741202     2350    93144 SH       SOLE                    93144
HSBC Bank Plc Series C 9.125%  PFD              44328m815     3378   129673 SH       SOLE                   129673
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     6553   269563 SH       SOLE                   269563
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206     5818   236878 SH       SOLE                   236878
TCI Communications I 8.72% due PFD              872285200      945    38036 SH       SOLE                    38036
ARV Assisted Living Inc        COM              00204c107        8    12000 SH       SOLE                    12000
AT&T Corp - Liberty Media - A  COM              001957208    11824   844559 SH       SOLE                   844559
Abbott Laboratories            COM              002824100      229     4857 SH       SOLE                     4857
American Express Company       COM              025816109      284     6883 SH       SOLE                     6883
American International Group I COM              026874107      286     3553 SH       SOLE                     3553
Amgen Inc.                     COM              031162100    18206   302487 SH       SOLE                   302487
Anadarko Petroleum Corp        COM              032511107    14143   225274 SH       SOLE                   225274
AOL Time Warner                COM              00184a105    11732   292193 SH       SOLE                   292193
Applied Materials              COM              038222105      230     5281 SH       SOLE                     5281
BP Amoco Plc Spon Adr          SPONSORED ADR    055622104      268     5400 SH       SOLE                     5400
Bank of America Corp           COM              060505104      299     5460 SH       SOLE                     5460
Bank of New York Co Inc        COM              064057102      243     4936 SH       SOLE                     4936
Baxter International Inc.      COM              071813109      981    10419 SH       SOLE                    10419
Berkshire Hathaway CL A        CL A             084670108     1178       18 SH       SOLE                       18
Bristol-Myers Squibb Co        COM              110122108      969    16320 SH       SOLE                    16320
Broadcom Corp-CL A             CL A             111320107     1178    40748 SH       SOLE                    40748
Burlington Resources           COM              122014103    12302   274909 SH       SOLE                   274909
Cabletron Systems Inc          COM              126920107     2218   171967 SH       SOLE                   171967
Celestica Inc                  COM              15101q108     2589    93876 SH       SOLE                    93876
Chevron Corp.                  COM              166751107      254     2893 SH       SOLE                     2893
Cisco Systems Inc.             COM              17275r102     8730   552090 SH       SOLE                   552090
Citigroup Inc                  COM              172967101    21216   471666 SH       SOLE                   471666
Citrix Systems Inc             COM              177376100      614    29053 SH       SOLE                    29053
Coca Cola                      COM              191216100      258     5706 SH       SOLE                     5706
Communication Intelligence     COM              20338k106       29    17000 SH       SOLE                    17000
Compaq Computer Corp           COM              204493100      199    10929 SH       SOLE                    10929
Costco Companies Inc           COM              22160k105     4156   105880 SH       SOLE                   105880
El Paso Energy                 COM              283905107      374     5727 SH       SOLE                     5727
EMC Corp.                      COM              268648102     8458   287683 SH       SOLE                   287683
Exodus Communication           COM              302088109      474    44077 SH       SOLE                    44077
Exxon Corp                     COM              30231g102     1170    14450 SH       SOLE                    14450
FEDEX Corporation              COM              31428x106    12625   302909 SH       SOLE                   302909
Fannie Mae                     COM              313586109    18859   236925 SH       SOLE                   236925
Farmers & Merchants Bank/CA    COM              308243104      472      201 SH       SOLE                      201
Fleet Boston Corporation       COM              33901A108      523    13846 SH       SOLE                    13846
Freddie Mac                    COM              313586109      218     3356 SH       SOLE                     3356
General Electric Company       COM              369604103     3528    84291 SH       SOLE                    84291
Global Crossing Ltd            COM              g3921a100     8035   595621 SH       SOLE                   595621
Goldman Sachs Group Inc        COM              38141g104    10610   124680 SH       SOLE                   124680
Halliburton Company            COM              406216101    13621   370643 SH       SOLE                   370643
Home Depot Inc                 COM              437076102    16439   381414 SH       SOLE                   381414
ICG Communications Inc.        COM              449246107        9   100000 SH       SOLE                   100000
Int'l Business Machines Corp   COM              459200101     1474    15322 SH       SOLE                    15322
Intel Corp.                    COM              458140100     1546    58759 SH       SOLE                    58759
JP Morgan Chase & Co           COM              46625h100    17274   384712 SH       SOLE                   384712
Johnson & Johnson              COM              478160104    15057   172147 SH       SOLE                   172147
Kimberly Clark                 COM              494368103      325     4795 SH       SOLE                     4795
Kroger Co                      COM              501044101     8618   334150 SH       SOLE                   334150
L.L. Knicherbocker Co          COM              498859305        1    10000 SH       SOLE                    10000
La Jolla Pharmaceutical Co     COM              503459109      300    50000 SH       SOLE                    50000
Leap Wireless Intl Inc         COM              521863100     1133    40358 SH       SOLE                    40358
Loral Space & Comm Ltd         COM              g56462107      297   135615 SH       SOLE                   135615
Lowes Corporation              COM              548661107      216     3702 SH       SOLE                     3702
MFS Charter Income Tr          SH BEN INT       552727109      113    12281 SH       SOLE                    12281
Meltronix Inc                  COM              585730104        7    29650 SH       SOLE                    29650
Merck & Company Inc.           COM              589331107     2975    39207 SH       SOLE                    39207
Microchip Technology           COM              595017104     1311    51777 SH       SOLE                    51777
Microsoft Corp.                COM              594918104     1938    35441 SH       SOLE                    35441
Morgan Stanley Dean Witter Dis COM              617446448      361     6751 SH       SOLE                     6751
NASDAQ 100 Shares              UNIT SER 1       631100104      888    22696 SH       SOLE                    22696
Nokia Corp Spon ADR            SPONSORED ADR    654902204     1498    62436 SH       SOLE                    62436
Nortel Networks Corp           COM              656568102     5180   368666 SH       SOLE                   368666
Oracle Corp                    COM              68389x105     8726   582481 SH       SOLE                   582481
Orthallaince Inc               COM              687913103       33    16350 SH       SOLE                    16350
Pepsico Inc                    COM              713448108    14977   340776 SH       SOLE                   340776
Pfizer Inc.                    COM              717081103     1428    34876 SH       SOLE                    34876
Pharmacia                      COM              71713u102     1329    26394 SH       SOLE                    26934
Philip Morris Companies Inc.   COM              718154107      428     9026 SH       SOLE                     9026
Providian Corp                 COM              74406A102    15489   315785 SH       SOLE                   315785
Proctor & Gamble               COM              742718109      238     3795 SH       SOLE                     3795
Qualcomm Inc                   COM              747525103    41912   740163 SH       SOLE                   740163
Reddi Brake Supply Corp        COM		757275102        0    10000 SH       SOLE                    10000
Royal Dutch Petroleum          COM              780257804      222     4011 SH       SOLE                     4011
S B C Communications           COM              78387g103      852    19101 SH       SOLE                    19101
Schering-Plough                COM              806605101      424    11620 SH       SOLE                    11620
Sempra Energy                  COM              816851109      237    10196 SH       SOLE                    10196
Sprint PCS Group               COM              852061506     7133   375410 SH       SOLE                   375410
Standard & Poor's Dep Rcpts    UNIT SER 1       78462f103      370     3175 SH       SOLE                     3175
Sun Microsystems Inc.          COM              866810104     7149   465129 SH       SOLE                   465129
Target Corporation             COM              239753106    15926   441407 SH       SOLE                   441407
Texas Instruments Inc          COM              882508104     5225   168644 SH       SOLE                   168644
The Charles Schwab Corp.       COM              808513105      203    13136 SH       SOLE                    13136
Tyco Int'l Ltd NEW             COM              902124106     5658   130889 SH       SOLE                   130889
United Parcel Service Cl B     CL B             911312106      246     4322 SH       SOLE                     4322
Van Kampen Merritt American    SH BEN INT       920919107      138    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      545    11047 SH       SOLE                    11047
Vodafone Group Plc ADR         SPONSORED ADR    92857w100      253     9327 SH       SOLE                     9327
Wal-Mart Stores                COM              931142103      216     4280 SH       SOLE                     4280
Walt Disney Co                 COM              254687106      256     8967 SH       SOLE                     8967
Washington Mutual Inc          COM              939322103    18494   337787 SH       SOLE                   337787
Wells Fargo & Company          COM              949746101      364     7356 SH       SOLE                     7356
WorldCom Inc                   COM              98157d106    12276   656920 SH       SOLE                   656920
Xilinx Inc                     COM              983919101      737    20982 SH       SOLE                    20982